Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Equipment on operating leases [member]
Statement [LineItems]
Property, Plant and Equipment
(11) Equipment on Operating Leases
Equipment on operating leases are mainly vehicles.
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March 31, 2020 and 2021 are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2019	¥5,700,511

Additions	¥2,244,893
Sales or disposal	(1,914,083)
Exchange differences on translating foreign operations	(127,747)
Other	—

Balance as of March 31, 2020	¥5,903,574

Additions	¥2,001,898
Sales or disposal	(1,777,101)
Exchange differences on translating foreign operations	174,338
Other	—

Balance as of March 31, 2021	¥6,302,709

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2019	¥(1,251,662)

Depreciation	¥(819,705)
Sales or disposal	801,133
Exchange differences on translating foreign operations	28,760
Other	(36,037)

Balance as of March 31, 2020	¥(1,277,511)

Depreciation	¥(821,963)
Sales or disposal	740,627
Exchange differences on translating foreign operations	(40,267)
Other	16,321

Balance as of March 31, 2021	¥(1,382,793)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2020	¥4,626,063
Balance as of March 31, 2021	4,919,916

(Future lease payments)
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Within 1 year	¥784,148	¥818,025
Between 1 and 2 years	577,856	571,632
Between 2 and 3 years	274,122	271,863
Between 3 and 4 years	91,320	86,070
Between 4 and 5 years	27,421	25,488
Later than 5 years	—	554

Total	¥1,754,867	¥1,773,632

Future lease payments expected to be received as shown above should not necessarily be considered indicative of future cash collections.
(Lease income)
Operating leases income for the years ended March 31, 2020 and 2021 are ¥1,062,879 million and ¥1,069,374million, respectively.

Property, plant and equipment [member]
Statement [LineItems]
Property, Plant and Equipment
(12) Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2020 and 2021 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2019	¥546,883	¥2,327,523	¥5,514,983	¥213,969	¥8,603,358

Effect of adopting IFRS 16	76,774	139,914	41,666	—	258,354

Balance as of April 1, 2019 under IFRS 16	623,657	2,467,437	5,556,649	213,969	8,861,712

Additions	7,519	28,933	125,151	293,566	455,169
Reclassification	87	59,861	215,358	(275,306)	—
Sales or disposal	(6,896)	(19,531)	(231,388)	—	(257,815)
Exchange differences on translating foreign operations	(7,860)	(59,431)	(192,632)	(9,717)	(269,640)
Other	(820)	(9,075)	(31,325)	(239)	(41,459)

Balance as of March 31, 2020	¥615,687	¥2,468,194	¥5,441,813	¥222,273	¥8,747,967

Additions	8,534	28,538	79,952	273,057	390,081
Reclassification	1,305	50,529	233,463	(285,297)	—
Sales or disposal	(3,469)	(30,366)	(208,700)	—	(242,535)
Exchange differences on translating foreign operations	6,735	47,479	143,683	7,287	205,184
Other	(68)	(5,469)	(3,094)	(122)	(8,753)

Balance as of March 31, 2021	¥628,724	¥2,558,905	¥5,687,117	¥217,198	¥9,091,944

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2019	¥(4,564)	¥(1,350,382)	¥(4,262,435)	¥(4,137)	¥(5,621,518)

Effect of adopting IFRS 16	—	—	—	—	—

Balance as of April 1, 2019 under IFRS 16	¥(4,564)	¥(1,350,382)	¥(4,262,435)	¥(4,137)	¥(5,621,518)

Depreciation	(6,218)	(88,565)	(375,537)	—	(470,320)
Sales or disposal	860	12,673	198,448	—	211,981
Exchange differences on translating foreign operations	156	28,116	144,226	153	172,651
Other	(751)	3,176	6,369	2,149	10,943

Balance as of March 31, 2020	¥(10,517)	¥(1,394,982)	¥(4,288,929)	¥(1,835)	¥(5,696,263)

Depreciation	(6,118)	(89,997)	(331,948)	—	(428,063)
Sales or disposal	2,031	16,569	181,325	—	199,925
Exchange differences on translating foreign operations	(263)	(27,643)	(113,736)	(154)	(141,796)
Other	(1,742)	(260)	(2,132)	(99)	(4,233)

Balance as of March 31, 2021	¥(16,609)	¥(1,496,313)	¥(4,555,420)	¥(2,088)	¥(6,070,430)

(Carrying amount)
	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2020	¥605,170	¥1,073,212	¥1,152,884	¥220,438	¥3,051,704
Balance as of March 31, 2021	612,115	1,062,592	1,131,697	215,110	3,021,514
For commitments for purchases of property, plant and equipment, see note 28.
(Right-of-use
Assets)
Property, plant and equipment in the consolidated statements of financial position include the right-of-use
assets under lease arrangements, which are mainly included in Automobile business.
Honda leases mainly dealer’s stores, company housing and parking lots, under arrangements that often contain extension and termination options. Since lease contracts are managed at each company and individually negotiated, the lease contracts include various terms. Extension and termination options are included mainly in order to enhance operational flexibly of each company.

The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2020 and 2021 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2019	¥81,363	¥142,598	¥95,707	¥319,668

Additions	6,263	19,988	53,276	79,527
Depreciation	(6,218)	(14,755)	(52,437)	(73,410)
Other	(3,492)	(5,310)	(10,941)	(19,743)

Balance as of March 31, 2020	¥77,916	¥142,521	¥85,605	¥306,042

Additions	8,488	24,270	36,029	68,787
Depreciation	(6,118)	(12,997)	(43,088)	(62,203)
Other	257	(18,491)	938	(17,296)

Balance as of March 31, 2021	¥80,543	¥135,303	¥79,484	¥295,330